Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.79%
FNMA	5.00%	1-1-2056	$2,872	$2,824
FNMA%%	5.00	7-13-2056	170,000	167,025
FNMA%%	5.50	7-13-2056	235,000	235,751
GNMA%%	5.00	7-20-2056	90,000	88,722
Total agency securities (Cost $494,149)				494,322
Asset-backed securities: 27.39%
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.95	8-18-2042	100,000	99,938
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	250,000	250,236
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	87,650	86,681
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	349,723
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	200,000	204,419
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.92	10-17-2042	100,000	99,992
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	20,748	20,711
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.02	1-17-2043	205,000	205,351
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	192,227	193,075
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	150,000	146,039
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	78,051	78,364
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	185,000	184,882
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	297,488
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	326,057	304,266
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.29	1-19-2044	120,000	120,013
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.09	8-15-2028	105,000	105,136
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	10-19-2043	100,000	100,207
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	150,000	154,177
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	254,319	255,875
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.55	10-16-2036	250,000	245,056
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	278,015	247,780
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	232,200	232,544
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	189,000	186,999
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	300,000	296,740
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.09	9-15-2036	350,000	352,159
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	299,947	298,614
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	134,912	134,486
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	200,000	199,661
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	351,449
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	159,600	161,693
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38%	1-20-2037	$175,175	$173,808
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	142,825	140,183
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	325,000	321,437
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	157,448	156,954
Towd Point Mortgage Trust Series 2026-FIX2 Class A1A144A±±	5.31	4-25-2066	141,790	141,040
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	4.82	10-20-2034	350,000	349,730
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	324,188	325,424
Total asset-backed securities (Cost $7,625,561)				7,572,330
Corporate bonds and notes: 23.99%
Basic materials: 0.51%
Chemicals: 0.51%
Chemours Co.144A	5.75	11-15-2028	76,000	75,939
LYB International Finance III LLC	5.13	1-15-2031	65,000	64,897
				140,836
Communications: 1.70%
Internet: 0.54%
Meta Platforms, Inc.	4.55	5-15-2031	150,000	149,193
Media: 1.16%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	105,000	107,564
Discovery Communications LLC	3.63	5-15-2030	100,000	93,000
Space Exploration Technologies Corp.144A	5.35	7-15-2031	120,000	119,687
				320,251
Consumer, cyclical: 2.40%
Airlines: 0.52%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	89,755	88,712
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	54,167	54,120
				142,832
Lodging: 0.90%
Las Vegas Sands Corp.	5.30	5-15-2031	250,000	249,044
Retail: 0.73%
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	202,271
Toys/games/hobbies: 0.25%
Mattel, Inc.144A	5.88	12-15-2027	70,000	70,027
Consumer, non-cyclical: 5.12%
Beverages: 0.91%
Maple Parent Holdings Corp.144A	4.75	3-26-2029	250,000	249,843
Biotechnology: 0.27%
Gilead Sciences, Inc.	4.40	5-20-2029	75,000	74,838
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services: 1.90%
ERAC USA Finance LLC144A	4.50%	10-30-2029	$200,000	$198,631
Global Payments, Inc.	4.88	11-15-2030	200,000	196,615
Mobility Global, Inc.144A	5.05	6-15-2029	130,000	130,224
				525,470
Food: 0.36%
Mars, Inc.144A	4.60	3-1-2028	100,000	100,177
Healthcare-products: 0.53%
Thermo Fisher Scientific, Inc.	4.22	2-12-2031	150,000	147,304
Healthcare-services: 0.80%
Molina Healthcare, Inc.144A	4.38	6-15-2028	225,000	221,072
Pharmaceuticals: 0.35%
AdaptHealth LLC144A	4.63	8-1-2029	100,000	96,486
Energy: 1.83%
Oil & gas: 0.73%
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	200,000	200,523
Pipelines: 1.10%
Kinetik Holdings LP144A	6.63	12-15-2028	300,000	304,958
Financial: 8.21%
Diversified financial services: 3.58%
Ares Finance Co. II LLC144A	3.25	6-15-2030	35,000	32,797
Capital One Financial Corp. (U.S. SOFR+1.15%)±	4.72	1-30-2032	245,000	241,701
Citadel Finance LLC144A	4.75	2-14-2029	250,000	246,082
Citadel LP144A	6.00	1-23-2030	55,000	56,548
Jefferies Financial Group, Inc.	5.13	4-28-2031	125,000	123,391
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	135,000	141,943
TPG Operating Group II LP	4.88	5-15-2031	80,000	78,871
Western Union Co.	4.75	6-15-2029	70,000	69,474
				990,807
Insurance: 2.39%
Corebridge Global Funding144A	4.80	5-29-2029	40,000	39,932
Lincoln Financial Global Funding144A	4.63	8-18-2030	225,000	222,550
New York Life Global Funding144A	4.20	4-20-2029	125,000	123,872
PartnerRe Finance B LLC	3.70	7-2-2029	115,000	111,339
Protective Life Corp.144A	4.70	1-15-2031	80,000	78,862
SiriusPoint Ltd.	7.00	4-5-2029	80,000	83,562
				660,117
Investment companies: 1.19%
Ares Capital Corp. BDC	5.10	1-15-2031	65,000	62,878
Ares Capital Corp. BDC	5.88	3-1-2029	55,000	55,436
Blackstone Private Credit Fund BDC	5.95	5-15-2031	70,000	68,912
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Investment companies(continued)
Blue Owl Capital Corp. BDC	5.95%	3-15-2029		$80,000	$79,999
Golub Capital Private Credit Fund BDC144A	5.60	4-15-2031		65,000	62,230
					329,455
REITs: 1.05%
American Tower Trust #1144A	5.49	3-15-2028		35,000	35,288
Brandywine Operating Partnership LP	8.30	3-15-2028		100,000	104,132
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027		55,000	54,679
Piedmont Operating Partnership LP	9.25	7-20-2028		35,000	37,680
WEA Finance LLC144A	2.88	1-15-2027		60,000	59,422
					291,201
Industrial: 0.63%
Aerospace/defense: 0.38%
Honeywell Aerospace, Inc.144A	4.00	3-16-2029		105,000	103,566
Engineering & construction: 0.25%
Jacobs Solutions, Inc.	4.75	3-3-2031		70,000	69,353
Technology: 1.24%
Computers: 0.14%
Hewlett Packard Enterprise Co.	4.50	3-23-2028		40,000	39,947
Semiconductors: 0.39%
Entegris, Inc.144A	4.75	4-15-2029		110,000	108,703
Software: 0.71%
Fair Isaac Corp.144A	4.00	6-15-2028		200,000	195,648
Utilities: 2.35%
Electric: 2.35%
AES Corp.	5.20	7-15-2029		45,000	45,256
Jersey Central Power & Light Co.144A	4.60	1-15-2030		55,000	54,638
Niagara Mohawk Power Corp.144A	4.65	10-3-2030		125,000	124,164
NRG Energy, Inc.144A	5.75	7-15-2029		200,000	200,046
PacifiCorp	5.10	4-15-2031		120,000	121,100
Vistra Operations Co. LLC144A	5.00	7-31-2027		105,000	104,926
					650,130
Total corporate bonds and notes (Cost $6,656,319)					6,634,052
Foreign corporate bonds and notes: 2.36%
Communications: 0.79%
Media: 0.40%
Ziggo BV	2.88	1-15-2030	EUR	100,000	109,205
Telecommunications: 0.39%
Fibercop SpA	1.63	1-18-2029	EUR	100,000	108,880
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, cyclical: 0.76%
Auto manufacturers: 0.33%
RCI Banque SA	3.88%	9-30-2030	EUR	80,000	$92,298
Leisure time: 0.43%
TUI AG	5.88	3-15-2029	EUR	100,000	117,269
Financial: 0.40%
Real estate: 0.40%
Aroundtown SA	3.50	5-13-2030	EUR	100,000	112,547
Industrial: 0.41%
Building materials: 0.41%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	100,000	113,237
Total foreign corporate bonds and notes (Cost $655,931)					653,436
Foreign government bonds: 5.07%
Australia: 0.61%
Australia	2.25	5-21-2028	AUD	255,000	169,660
Belgium: 0.23%
Kingdom of Belgium144A	1.00	6-22-2031	EUR	60,000	62,683
Brazil: 0.71%
Brazil	10.00	1-1-2031	BRL	800,000	134,740
Brazil	10.00	1-1-2029	BRL	350,000	62,527
					197,267
Chile: 0.12%
Republic of Chile144A	4.70	9-1-2030	CLP	30,000,000	32,098
Colombia: 0.54%
Colombia TES	5.75	11-3-2027	COP	560,000,000	150,677
France: 0.84%
Republic of France144A	2.40	9-24-2028	EUR	90,000	102,144
Republic of France144A	2.70	2-25-2031	EUR	115,000	129,977
					232,121
Germany: 0.37%
Bundesobligation	2.50	4-16-2031	EUR	60,000	68,250
Bundesschatzanweisungen	2.50	6-14-2028	EUR	30,000	34,257
					102,507
Italy: 0.25%
Italy	2.20	2-28-2028	EUR	60,000	68,018
Mexico: 0.25%
Mexico	8.50	2-28-2030	MXN	1,215,000	69,921
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
New Zealand: 0.25%
New Zealand	1.50%	5-15-2031	NZD	135,000	$68,744
South Africa: 0.25%
Republic of South Africa	10.50	12-21-2027	ZAR	1,100,000	69,841
United Kingdom: 0.65%
U.K. Gilts	4.13	3-7-2031	GBP	35,000	46,070
U.K. Gilts	4.38	3-7-2028	GBP	25,000	33,276
U.K. Gilts	4.38	3-7-2030	GBP	75,000	99,923
					179,269
Total foreign government bonds (Cost $1,404,802)					1,402,806
Non-agency mortgage-backed securities: 17.46%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$255,616	256,122
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063		287,964	287,298
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.27	2-15-2041		350,000	350,219
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042		100,000	100,455
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057		286,313	273,361
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075		223,621	217,337
GCAT Trust Series 2022-NQM3 Class A1144A±±	5.35	4-25-2067		306,357	305,431
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061		299,783	292,086
HAVN Trust Series 2025-MOB Class B (U.S. SOFR 1 Month+2.40%)144A±	6.03	10-15-2035		125,000	123,206
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056		84,701	84,269
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016- C30 Class B±±	3.31	9-15-2049		270,000	258,568
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032		270,000	253,748
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059		98,356	94,969
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059		33,186	31,801
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	4.51	2-25-2060		219,822	217,451
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062		200,242	199,717
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.69	1-15-2036		330,368	320,870
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	5.10	4-25-2057		125,726	124,524
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044		224,622	225,059
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.43	2-15-2041		135,000	134,409
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56%	2-25-2050	$229,777	$221,316
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.72	2-15-2042	460,000	455,985
Total non-agency mortgage-backed securities (Cost $4,836,105)				4,828,201
U.S. Treasury securities: 8.53%
U.S. Treasury Notes	3.50	2-15-2029	1,320,000	1,298,137
U.S. Treasury Notes	3.50	2-28-2031	75,000	72,800
U.S. Treasury Notes	3.63	8-31-2027	725,000	720,809
U.S. Treasury Notes	3.88	5-15-2029	115,000	114,111
U.S. Treasury Notes	4.13	5-31-2031	153,000	152,438
Total U.S. Treasury securities (Cost $2,387,246)				2,358,295
Yankee corporate bonds and notes: 5.67%
Consumer, cyclical: 0.22%
Apparel: 0.13%
Gildan Activewear, Inc.144A	4.70	10-7-2030	35,000	34,348
Leisure time: 0.09%
Carnival Corp. Ltd.144A	7.00	8-15-2029	25,000	25,904
Consumer, non-cyclical: 0.74%
Pharmaceuticals: 0.74%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	204,669
Financial: 3.59%
Banks: 2.68%
Bank of Montreal Series J (U.S. SOFR+0.96%)±	4.88	6-2-2032	140,000	139,956
Federation des Caisses Desjardins du Quebec144A	5.02	5-27-2031	200,000	201,295
HSBC Holdings PLC (U.S. SOFR+0.94%)±	4.71	5-12-2030	200,000	199,149
Intesa Sanpaolo SpA (1 Year Treasury Constant Maturity+0.80%)144A±	5.00	6-29-2030	200,000	200,236
				740,636
Diversified financial services: 0.91%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	35,785
Brookfield Asset Management Ltd.	4.65	11-15-2030	220,000	217,125
				252,910
Government securities: 0.72%
Multi-national: 0.72%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	199,173
Industrial: 0.40%
Electronics: 0.40%
Flex Ltd.	4.88	6-15-2029	110,000	110,117
Total yankee corporate bonds and notes (Cost $1,569,665)				1,567,757
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 2.12%
Israel: 0.71%
Israel	4.50%	1-13-2031	$200,000	$195,512
Mexico: 0.70%
Mexico	4.75	3-22-2031	200,000	194,710
Saudi Arabia: 0.71%
Saudi Arabia144A	4.13	1-12-2029	200,000	196,763
Total yankee government bonds (Cost $598,265)				586,985

	Yield	Shares
Short-term investments: 5.74%
Investment companies: 3.94%
Allspring Government Money Market Fund Select Class♠∞##	3.57	1,089,184	1,089,184

				Principal
U.S. Treasury securities: 1.80%
U.S. Treasury Bills☼		3.52	8-4-2026	$500,000	498,296
Total short-term investments (Cost $1,587,481)					1,587,480
Total investments in securities (Cost $27,815,524)	100.12%				27,685,664
Other assets and liabilities, net	(0.12)				(33,764)
Total net assets	100.00%				$27,651,900

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
CLP	Chile peso
COP	Colombian peso
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series SP

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$749,683	$11,445,081	$(11,105,580)	$0	$0	$1,089,184	1,089,184	$18,732
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	152,284	COP	546,000,000	Morgan Stanley, Inc.	7-6-2026	$0	$(7,295)
COP	546,000,000	USD	157,934	Morgan Stanley, Inc.	7-6-2026	1,645	0
USD	33,871	CLP	30,185,000	State Street Bank & Trust Co.	7-13-2026	1,125	0
USD	173,799	AUD	240,000	Morgan Stanley, Inc.	7-20-2026	7,687	0
AUD	6,000	USD	4,259	Bank of New York Mellon Corp.	7-20-2026	0	(106)
USD	107,211	BRL	541,000	State Street Bank & Trust Co.	8-7-2026	3,294	0
USD	32,237	BRL	167,500	State Street Bank & Trust Co.	8-7-2026	63	0
USD	1,084,663	EUR	935,000	Morgan Stanley, Inc.	8-11-2026	14,583	0
USD	98,550	EUR	85,000	Morgan Stanley, Inc.	8-11-2026	1,270	0
USD	104,647	EUR	90,000	Morgan Stanley, Inc.	8-11-2026	1,645	0
EUR	125,000	USD	141,895	Morgan Stanley, Inc.	8-11-2026	1,164	0
USD	33,546	GBP	25,000	Bank of New York Mellon Corp.	8-18-2026	386	0
USD	141,879	GBP	105,000	Bank of New York Mellon Corp.	8-18-2026	2,605	0
USD	67,982	NZD	120,000	Morgan Stanley, Inc.	8-24-2026	0	(294)
USD	155,575	COP	546,000,000	Morgan Stanley, Inc.	9-2-2026	0	(1,875)
USD	36,185	ZAR	590,000	Bank of New York Mellon Corp.	9-18-2026	392	0
ZAR	590,000	USD	36,133	Bank of New York Mellon Corp.	9-18-2026	0	(341)
USD	70,219	MXN	1,235,000	Bank of New York Mellon Corp.	9-30-2026	115	0
						$35,974	$(9,911)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	99	9-30-2026	$20,429,653	$20,407,148	$0	$(22,505)
Short
5-Year Euro-BOBL Futures	(3)	9-8-2026	(393,026)	(395,499)	0	(2,473)
5-Year U.S. Treasury Notes	(119)	9-30-2026	(12,735,598)	(12,738,578)	0	(2,980)
					$0	$(27,958)
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series SP | 9

Portfolio of investments—June 30, 2026 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 46	5.00%	Quarterly	6-20-2031	USD	123,750	$10,147	$7,441	$2,706	$0
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series SP

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between
Allspring Managed Account CoreBuilder® Shares - Series SP | 11

Notes to portfolio of investments—June 30, 2026 (unaudited)
changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
12 | Allspring Managed Account CoreBuilder® Shares - Series SP

Notes to portfolio of investments—June 30, 2026 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$494,322	$0	$494,322
Asset-backed securities	0	7,572,330	0	7,572,330
Corporate bonds and notes	0	6,634,052	0	6,634,052
Foreign corporate bonds and notes	0	653,436	0	653,436
Foreign government bonds	0	1,402,806	0	1,402,806
Non-agency mortgage-backed securities	0	4,828,201	0	4,828,201
U.S. Treasury securities	2,358,295	0	0	2,358,295
Yankee corporate bonds and notes	0	1,567,757	0	1,567,757
Yankee government bonds	0	586,985	0	586,985
Short-term investments
Investment companies	1,089,184	0	0	1,089,184
U.S. Treasury securities	498,296	0	0	498,296
	3,945,775	23,739,889	0	27,685,664
Forward foreign currency contracts	0	35,974	0	35,974
Swap contracts	0	2,706	0	2,706
Total assets	$3,945,775	$23,778,569	$0	$27,724,344
Liabilities
Forward foreign currency contracts	$0	$9,911	$0	$9,911
Futures contracts	27,958	0	0	27,958
Total liabilities	$27,958	$9,911	$0	$37,869
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $185,000 was segregated as cash collateral for these open futures contracts and $9,241 was segregated as cash collateral for swap contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder® Shares - Series SP | 13